Share-based Compensation - 2019 Incentive Plan (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2019 $ / shares shares	Sep. 30, 2019 CNY (¥) shares	Dec. 31, 2024 CNY (¥) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Jun. 30, 2021 shares
2019 incentive plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized under the plan (in shares)	137,186,000	137,186,000
Incremental compensation cost | ¥		¥ 0
Assumptions
Expected volatility				53.87%		53.06%		51.97%
Contractual term (in year)				10 years		10 years		10 years
Risk-free interest rate				4.22%		3.77%		3.57%
Number of shares
Beginning balance				89,155,596		94,028,978		94,830,430
Granted during the year				84,256		875,004		3,167,881
Exercised during the year				(10,243,525)		(674,082)		(2,107,600)
Forfeited / Cancelled during the year				(3,221,189)		(5,074,304)		(1,861,733)
Ending balance				75,775,138		89,155,596		94,028,978	94,830,430
Exercisable at the end			71,244,501	71,244,501						71,244,501
Weighted average exercise price US$/Share
Outstanding at beginning of period | $ / shares			$ 0.0001		$ 0.0001		$ 0.0001
Granted during the year | $ / shares			0.0001		0.0001		0.0001
Exercised during the year | $ / shares			0.0001		0.0001		0.0001
Forfeited during the year | $ / shares			0.0001		0.0001		0.0001
Outstanding at end of period | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Aggregate intrinsic value
Aggregate intrinsic value US$ | $					$ 1,997,085		$ 3,881,516		$ 4,324,268	$ 477,368
Weighted average remaining contractual years
Weighted average remaining contractual years				5 years 7 months 13 days		6 years 7 months 13 days		7 years 6 months 10 days	8 years 5 months 8 days
Unrecognized share-based compensation expenses, recognition period				6 months 29 days
Weighted average grant date fair value of share options | ¥ / shares				¥ 0.11		¥ 0.27		¥ 0.26
Share based compensation expense | ¥				¥ 180		¥ 4,670		¥ 13,880
Unrecognized share-based compensation expenses | ¥			$ 340	¥ 340
2019 incentive plan | Class A Ordinary Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized under the plan (in shares)			18,740,479	18,740,479						18,740,479
2014 and 2016 incentive plan
Number of shares
Forfeited / Cancelled during the year		(91,548,120)
Updated incentive plan 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized under the plan (in shares)											162,186,000
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (in years)				4 years
Expiration period (in years)				10 years
Replacement share options | 2019 incentive plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of replaced share options				0		0		0
Certain directors and senior management | 2019 incentive plan
Number of shares
Granted during the year				84,256		875,004		3,167,881